Directors', supervisors' and senior management's emoluments (Tables)	12 Months Ended
Dec. 31, 2021
Directors', supervisors' and senior management's emoluments [abstract]
Pre-tax benefits and social insurance of directors and supervisors

	Fees	Basic salaries	Performance bonuses	Pension	Total

Name of director
Mr. Zhao Keyu[1]	—	249	856	175	1,280
Mr. Zhaoping[1]	—	249	851	171	1,271
Mr. Huang Jian	—	—	—	—	—
Mr. Wang Kui	—	—	—	—	—
Mr. Lu Fei	—	—	—	—	—
Mr. Teng Yu	—	—	—	—	—
Mr. Mi Dabin	—	—	—	—	—
Mr. Cheng Heng	—	—	—	—	—
Mr. Li Haifeng	—	—	—	—	—
Mr. Lin Chong	—	—	—	—	—
Mr. Xu Mengzhou	300	—	—	—	300
Mr. Liu Jizhen	300	—	—	—	300
Mr. Xu Haifeng	300	—	—	—	300
Mr. Zhang Xianzhi	300	—	—	—	300
Mr. Xia Qing	300	—	—	—	300

Sub-total	1,500	498	1,707	346	4,051

Name of supervisor
Mr. Li Shuqing	—	—	—	—	—
Mr. Mu Xuan	—	—	—	—	—
Mr. Ye Cai[2]	—	—	—	—	—
Mr. Gu Jianguo	—	—	—	—	—
Ms. Zhang Xiaojun[3]	—	37	374	40	451
Mr. Xu Jianping	—	154	812	164	1,130
Mr. Zhu Tong[4]	—	77	332	77	486
Mr. Xia Aidong[5]	—	—	—	—	—

Sub-total	—	268	1,518	281	2,067

Total	1,500	766	3,225	627	6,118

			Performance
	Fees	Basic salaries	bonuses	Pension	Total
Name of director
Mr. Zhao Keyu	—	215	836	135	1,186
Mr. Zhaoping	—	212	789	123	1,124
Mr. Huang Jian	—	—	—	—	—
Mr. Wang Kui	—	—	—	—	—
Mr. Lu Fei	—	—	—	—	—
Mr. Teng Yu	—	—	—	—	—
Mr. Mi Dabin	—	—	—	—	—
Mr. Cheng Heng	—	—	—	—	—
Mr. Li Haifeng	—	—	—	—	—
Mr. Lin Chong	—	—	—	—	—
Mr. Xu Mengzhou	300	—	—	—	300
Mr. Liu Jizhen	300	—	—	—	300
Mr. Xu Haifeng	300	—	—	—	300
Mr. Zhang Xianzhi	300	—	—	—	300
Mr. Xia Qing	150	—	—	—	150
Mr. Shu Yinbiao[6]	—	—	—	—	—
Mr. Wang Yongxiang[7]	—	—	—	—	—
Mr. Guo Hongbo[8]	—	—	—	—	—
Mr. Yue Heng[7]	150	—	—	—	150

Sub-total	1,500	427	1,625	258	3,810

Name of supervisor
Mr. Li Shuqing	—	—	—	—	—
Mr. Mu Xuan	—	—	—	—	—
Mr. Ye Cai	—	—	—	—	—
Mr. Gu Jianguo	—	—	—	—	—
Ms. Zhang Xiaojun	—	150	761	122	1,033
Mr. Xu Jianping	—	79	357	77	513
Mr. Ye Xiangdong[7]	—	—	—	—	—
Ms. Zhang Mengjiao[7]	—	—	—	—	—
Mr. Zhang Xiancheng[7]	—	75	408	55	538

Sub-total	—	304	1,526	254	2,084

Total	1,500	731	3,151	512	5,894

			Performance
	Fees	Basic salaries	bonuses	Pension	Total
Name of director
Mr. Zhao Keyu	—	—	—	—	—
Mr. Shu Yinbiao	—	—	—	—	—
Mr. Cao Peixi	—	—	—	—	—
Mr. Huang Jian	—	—	—	—	—
Mr. Wang Yongxiang	—	—	—	—	—
Mr. Mi Dabin	—	—	—	—	—
Mr. Guo Hongbo	—	—	—	—	—
Mr. Cheng Heng	—	—	—	—	—
Mr. Lin Chong	—	—	—	—	—
Mr. Yue Heng	300	—	—	—	300
Mr. Xu Mengzhou	300	—	—	—	300
Mr. Liu Jizhen	300	—	—	—	300
Mr. Xu Haifeng	300	—	—	—	300
Mr. Zhang Xianzhi	300	—	—	—	300

Sub-total	1,500	—	—	—	1,500

Name of supervisor
Mr. Ye Xiangdong	—	—	—	—	—
Mr. Mu Xuan	—	—	—	—	—
Ms. Zhang Mengjiao	—	—	—	—	—
Mr. Gu Jianguo	—	—	—	—	—
Ms. Zhang Xiaojun	—	150	529	131	810
Mr. Zhang Xiancheng	—	154	529	131	814

Sub-total	—	304	1,058	262	1,624

Total	1,500	304	1,058	262	3,124
1	Remuneration for the whole year ended 31 December 2021
2	Appointed on 16 June 2020 and resigned on 22 June 2021
3	Resigned on 9 June 2021
4	Appointed on 9 June 2021
5	Appointed on 22 June 2021
6	Resigned on 5 March 2020
7	Resigned on 16 June 2020
8	Resigned on 22 December 2020

Five highest paid individuals

	For the year ended 31 December
	2021	2020	2019

Basic salaries	626	552	1,578
Performance bonuses	2,243	2,167	2,329
Pension	487	376	695

Total	3,356	3,095	4,602